ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

                        SUPPLEMENT DATED MARCH 10, 2010
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 27, 2009,
         AS REVISED OCTOBER 26, 2009 AND SUPPLEMENTED DECEMBER 14, 2009

  This supplement updates certain information contained in the prospectus and statement of additional information (SAI) and should be attached to the prospectus and SAI, and retained for future reference.



1.AT A MEETING HELD ON FEBRUARY 20, 2010, THE BOARD OF TRUSTEES FOR THE ALLIANZ
  VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST APPROVED CERTAIN CHANGES TO THE NAME AND PRINCIPAL INVESTMENT STRATEGIES FOR THE AZL MODERATE INDEX STRATEGY FUND, TO BE EFFECTIVE APRIL 30, 2010.
  EFFECTIVE APRIL 30, 2010, ALL REFERENCES TO AZL MODERATE INDEX STRATEGY FUND SHALL NOW BE AZL GROWTH INDEX STRATEGY FUND.


 EFFECTIVE APRIL 30, 2010, THE THIRD PARAGRAPH, SECOND BULLET POINT, ON PAGE 16 OF THE PROSPECTUS, IS REPLACED IN ITS ENTIRETY AS FOLLOWS:

   "* the AZL Growth Index Strategy Fund invests 65%-85% of its assets in the underlying equity index funds and 15%-35% in the underlying bond index fund."




2.AT A MEETING HELD ON FEBRUARY 20, 2010, THE BOARD OF TRUSTEES FOR THE ALLIANZ
  VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST APPROVED THE CLOSING OF THE AZL ALLIANZ GLOBAL INVESTORS SELECT FUND TO NEW MONEY, EFFECTIVE APRIL 30, 2010.

  On and after April 30, 2010, the AZL ALLIANZ GLOBAL INVESTORS SELECT FUND will no longer accept new premiums, transfers from other sub-accounts or the fixed account, including dollar cost averaging transfers, or automatic portfolio rebalancing or reallocations pursuant to an Allianz Asset Allocation Model. Monies already allocated to the closed Investment Option will remain in the Investment Option until we receive instructions from the contract owner.

  Any new premiums or transfers allocated to the closed Investment Option will be re-allocated to the AZL Money Market Fund until we receive new instructions from the contract owner. Automatic portfolio rebalancing and asset allocation will be discontinued for any rebalancing or allocation program that includes the closed Investment Option, until we receive new instructions from the contract owner.



                                                                    FOF-003-0409